INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of
	December 31,	June 30,
	2024	2025
Intangible assets with indefinite lives:
Brand names	5,235	5,678
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	248	264
Purchased software	149	153
Other intangible assets	74	84
Total	5,898	6,371
Less: Accumulated amortization	228	260
Less: Accumulated impairment loss	894	998
Total	4,776	5,113

Schedule of estimated amortization expense

Amortization for
Intangible Assets
Remainder of 2025	16
2026	28
2027	25
2028	21
2029	19
Thereafter	117
Total	226